SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 46,444	$ 62,311
Accounts payable	24,508	22,075
Advance from customers	385,975	80,000
Payables for professional fees	192,074	69,552
Payables for borrowing Filecoin for initial pledge of the Filecoin mining business	434,237
Income taxes payable		2,294
Other taxes payable	3,292	258
Payable financing advisory fees	480,000
Other operating and management expenses	22,032
Total accrued expenses and other current liabilities	$ 1,588,562	$ 236,490